UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00750
Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	May 31, 2019

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund Delaware Value® Fund May 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Value® Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2018 to May 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

Delaware Value® Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Annualized Expense Ratio	Expenses Paid During Period 12/1/18 to 5/31/19*

Actual Fund return†
Class A	$1,000.00	$959.80	0.93%	$4.54
Class C	1,000.00	956.00	1.68%	8.19
Class R	1,000.00	958.40	1.18%	5.76
Institutional Class	1,000.00	960.70	0.68%	3.32
Class R6	1,000.00	961.20	0.58%	2.84

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.29	0.93%	$4.68
Class C	1,000.00	1,016.55	1.68%	8.45
Class R	1,000.00	1,019.05	1.18%	5.94
Institutional Class	1,000.00	1,021.54	0.68%	3.43
Class R6	1,000.00	1,022.04	0.58%	2.92

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Fund.

Security type / sector allocation and top 10 equity holdings

Delaware Value® Fund	As of May 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.89%
Communication Services	5.84%
Consumer Discretionary	5.84%
Consumer Staples	6.28%
Energy	10.85%
Financials	15.65%
Healthcare	23.89%
Industrials	9.58%
Information Technology	11.80%
Materials	2.73%
Real Estate	3.37%
Utilities	3.06%
Short-Term Investments	0.89%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Waste Management	3.40%
Equity Residential	3.37%
Marsh & McLennan	3.33%
Mondelez International Class A	3.32%
American International Group	3.31%
Northrop Grumman	3.24%
Quest Diagnostics	3.22%
Abbott Laboratories	3.21%
Cisco Systems	3.11%
Allstate	3.10%

Schedule of investments
Delaware Value® Fund	May 31, 2019 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.89%

Communication Services – 5.84%
AT&T	13,362,208	$408,616,321
Verizon Communications	7,319,533	397,816,618

		806,432,939

Consumer Discretionary – 5.84%
Dollar Tree †	4,146,358	421,228,509
Lowe’s	4,124,266	384,711,532

		805,940,041

Consumer Staples – 6.28%
Archer-Daniels-Midland	10,647,737	408,021,282
Mondelez International Class A	9,014,260	458,375,121

		866,396,403

Energy – 10.85%
ConocoPhillips	6,495,984	383,003,217
Halliburton	16,920,999	360,248,069
Marathon Oil	27,336,400	359,473,660
Occidental Petroleum	7,931,022	394,726,965

		1,497,451,911

Financials – 15.65%
Allstate	4,484,782	428,341,529
American International Group	8,933,900	456,254,273
Bank of New York Mellon	9,370,474	400,025,535
BB&T	8,876,823	414,991,475
Marsh & McLennan	4,813,687	460,188,477

		2,159,801,289

Healthcare – 23.89%
Abbott Laboratories	5,823,100	443,312,603
Cardinal Health	8,623,644	362,796,703
Cigna	2,645,164	391,537,175
CVS Health	8,090,602	423,704,827
Johnson & Johnson	3,098,212	406,330,504
Merck & Co.	5,353,942	424,085,746
Pfizer	9,677,958	401,828,816
Quest Diagnostics	4,636,485	444,685,276

		3,298,281,650

Industrials – 9.58%
Northrop Grumman	1,475,962	447,585,477
Raytheon	2,331,134	406,782,883
Waste Management	4,287,199	468,805,211

		1,323,173,571

	Number of shares	Value (US $)

Common Stock (continued)

Information Technology – 11.80%
Broadcom	1,503,700	$378,391,068
Cisco Systems	8,251,947	429,348,802
Intel	9,180,329	404,301,689
Oracle	8,242,600	417,075,560

		1,629,117,119

Materials – 2.73%
DowDuPont	12,336,621	376,513,673

		376,513,673

Real Estate – 3.37%
Equity Residential	6,069,800	464,764,586

		464,764,586

Utilities – 3.06%
Edison International	7,115,800	422,465,046

		422,465,046

Total Common Stock (cost $10,959,311,606)		13,650,338,228

Short-Term Investments – 0.89%

Money Market Mutual Funds – 0.89%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.30%)	24,554,658	24,550,837
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.27%)	24,554,658	24,550,817
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.30%)	24,554,658	24,550,709
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.29%)	24,554,658	24,550,840
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.24%)	24,554,658	24,550,732

Total Short-Term Investments (cost $122,753,935)		122,753,935

Total Value of Securities – 99.78% (cost $11,082,065,541)		$13,773,092,163

†	Non-income producing security.

GS	– Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Value® Fund	May 31, 2019 (Unaudited)

Assets:
Investments, at value[1]	$13,773,092,163
Receivable for fund shares sold	25,796,633
Dividends and interest receivable	23,288,089
Receivable for securities sold	11,823,368

Total assets	13,834,000,253

Liabilities:
Payable for fund shares redeemed	21,025,045
Investment management fees payable to affiliates	6,156,795
Dividend disbursing and transfer agent fees and expenses payable	2,314,941
Distribution fees payable to affiliates	938,262
Other accrued expenses	351,383
Dividend disbursing and transfer agent fees and expenses payable to affiliates	118,118
Trustees’ fees and expenses payable to affiliates	113,234
Accounting and administration expenses payable to affiliates	45,557
Legal fees payable to affiliates	20,225
Reports and statements to shareholders expenses payable to affiliates	13,677

Total liabilities	31,097,237

Total Net Assets	$13,802,903,016

Net Assets Consist of:
Paid-in capital	$10,927,183,336
Total distributable earnings (loss)	2,875,719,680

Total Net Assets	$13,802,903,016

Net Asset Value
Class A:
Net assets	$1,912,340,040
Shares of beneficial interest outstanding, unlimited authorization, no par	94,305,702
Net asset value per share	$20.28
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$21.52

Class C:
Net assets	$536,658,035
Shares of beneficial interest outstanding, unlimited authorization, no par	26,543,187
Net asset value per share	$20.22

Class R:
Net assets	$88,972,148
Shares of beneficial interest outstanding, unlimited authorization, no par	4,390,667
Net asset value per share	$20.26

Institutional Class:
Net assets	$10,432,723,207
Shares of beneficial interest outstanding, unlimited authorization, no par	514,379,071
Net asset value per share	$20.28

Class R6:
Net assets	$832,209,586
Shares of beneficial interest outstanding, unlimited authorization, no par	41,030,210
Net asset value per share	$20.28

[1]Investments, at cost	$11,082,065,541

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Value® Fund	Six months ended May 31, 2019 (Unaudited)

Investment Income:
Dividends	$172,562,415
Interest	2,247,776

174,810,191

Expenses:
Management fees	35,335,984
Distribution expenses — Class A	2,483,502
Distribution expenses — Class C	2,753,991
Distribution expenses — Class R	257,528
Dividend disbursing and transfer agent fees and expenses	7,770,357
Accounting and administration expenses	1,257,867
Reports and statements to shareholders expenses	535,990
Trustees’ fees and expenses	347,904
Legal fees	310,597
Registration fees	185,225
Custodian fees	173,002
Audit and tax fees	17,926
Other	205,099

51,634,972
Less expenses paid indirectly	(73,731)

Total operating expenses	51,561,241

Net Investment Income	123,248,950

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	176,299,739
Net change in unrealized appreciation (depreciation) of investments	(875,264,969)

Net Realized and Unrealized Loss	(698,965,230)

Net Decrease in Net Assets Resulting from Operations	$(575,716,280)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets
Delaware Value® Fund

	Six months
	ended
	5/31/19	Year ended
	(Unaudited)	11/30/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$123,248,950	$207,619,722
Net realized gain	176,299,739	523,443,267
Net change in unrealized appreciation (depreciation)	(875,264,969)	185,716,516

Net increase (decrease) in net assets resulting from operations	(575,716,280)	916,779,505

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(100,556,786)	(90,073,096)
Class C	(23,861,856)	(18,334,706)
Class R	(5,245,714)	(5,523,492)
Institutional Class	(507,336,329)	(384,849,452)
Class R6	(28,677,675)	(14,056,961)

	(665,678,360)	(512,837,707)

Capital Share Transactions:
Proceeds from shares sold:
Class A	192,073,996	286,545,445
Class C	74,608,924	58,533,345
Class R	15,385,800	27,476,260
Institutional Class	2,270,773,646	3,402,163,441
Class R6	373,346,079	357,871,953

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	97,319,461	87,199,952
Class C	22,680,357	17,471,179
Class R	5,224,504	5,508,322
Institutional Class	467,719,037	358,423,181
Class R6	28,488,618	13,835,974

	3,547,620,422	4,615,029,052

	Six months
	ended
	5/31/19	Year ended
	(Unaudited)	11/30/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(325,636,859)	$(701,697,151)
Class C	(58,181,453)	(156,119,824)
Class R	(38,442,043)	(91,542,974)
Institutional Class	(1,782,653,666)	(2,898,608,327)
Class R6	(84,544,429)	(74,570,266)

	(2,289,458,450)	(3,922,538,542)

Increase in net assets derived from capital share transactions	1,258,161,972	692,490,510

Net Increase in Net Assets	16,767,332	1,096,432,308

Net Assets:
Beginning of period	13,786,135,684	12,689,703,376

End of period	$13,802,903,016	$13,786,135,684

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]
			Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$22.29	$21.63	$19.56	$18.15	$18.20	$16.06

0.17	0.32	0.29	0.30	0.30	0.26
(1.13)	1.19	2.23	1.65	(0.08)	2.12

(0.96)	1.51	2.52	1.95	0.22	2.38

(0.18)	(0.33)	(0.29)	(0.30)	(0.27)	(0.24)
(0.87)	(0.52)	(0.16)	(0.24)	—	—

(1.05)	(0.85)	(0.45)	(0.54)	(0.27)	(0.24)

$20.28	$22.29	$21.63	$19.56	$18.15	$18.20

(4.02% )	7.10%	13.05%	11.02%	1.21%	14.92%

$1,912,340	$2,135,717	$2,392,927	$3,928,981	$2,922,966	$2,410,759
0.93%	0.93%	0.95%	0.97%	0.98%	0.98%
1.62%	1.44%	1.43%	1.64%	1.63%	1.51%
7%	20%	16%	9%	12%	7%

Financial highlights

Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]
			Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$22.23	$21.57	$19.50	$18.10	$18.15	$16.01

0.09	0.15	0.14	0.17	0.16	0.13
(1.13)	1.18	2.23	1.63	(0.08)	2.12

(1.04)	1.33	2.37	1.80	0.08	2.25

(0.10)	(0.15)	(0.14)	(0.16)	(0.13)	(0.11)
(0.87)	(0.52)	(0.16)	(0.24)	—	—

(0.97)	(0.67)	(0.30)	(0.40)	(0.13)	(0.11)

$20.22	$22.23	$21.57	$19.50	$18.10	$18.15

(4.40% )	6.29%	12.26%	10.18%	0.45%	14.10%

$536,658	$545,157	$607,974	$818,879	$622,246	$415,076
1.68%	1.68%	1.70%	1.72%	1.73%	1.74%
0.87%	0.69%	0.68%	0.89%	0.88%	0.75%
7%	20%	16%	9%	12%	7%

Financial highlights

Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]
			Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$22.27	$21.61	$19.54	$18.14	$18.19	$16.05

0.14	0.26	0.24	0.26	0.25	0.22
(1.13)	1.19	2.23	1.63	(0.08)	2.11

(0.99)	1.45	2.47	1.89	0.17	2.33

(0.15)	(0.27)	(0.24)	(0.25)	(0.22)	(0.19)
(0.87)	(0.52)	(0.16)	(0.24)	—	—

(1.02)	(0.79)	(0.40)	(0.49)	(0.22)	(0.19)

$20.26	$22.27	$21.61	$19.54	$18.14	$18.19

(4.16% )	6.82%	12.78%	10.70%	0.95%	14.63%

$88,972	$116,330	$170,221	$184,004	$113,080	$37,236
1.18%	1.18%	1.20%	1.22%	1.23%	1.24%
1.37%	1.19%	1.18%	1.39%	1.38%	1.25%
7%	20%	16%	9%	12%	7%

Financial highlights

Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]
			Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$22.30	$21.64	$19.56	$18.16	$18.21	$16.06

0.20	0.37	0.34	0.35	0.34	0.30
(1.15)	1.19	2.23	1.63	(0.08)	2.13

(0.95)	1.56	2.57	1.98	0.26	2.43

(0.20)	(0.38)	(0.33)	(0.34)	(0.31)	(0.28)
(0.87)	(0.52)	(0.16)	(0.24)	—	—

(1.07)	(0.90)	(0.49)	(0.58)	(0.31)	(0.28)

$20.28	$22.30	$21.64	$19.56	$18.16	$18.21

(3.93% )	7.36%	13.38%	11.23%	1.47%	15.26%

$10,432,723	$10,406,840	$9,242,253	$8,870,934	$5,802,261	$3,946,576
0.68%	0.68%	0.70%	0.72%	0.73%	0.74%
1.87%	1.69%	1.68%	1.89%	1.88%	1.75%
7%	20%	16%	9%	12%	7%

Financial highlights

Delaware Value® Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1] (Unaudited)			5/2/16[2]
	Year ended		to
	11/30/18	11/30/17	11/30/16

$22.30	$21.64	$19.57	$18.49
0.21	0.39	0.36	0.22
(1.14)	1.19	2.23	1.04

(0.93)	1.58	2.59	1.26

(0.22)	(0.40)	(0.36)	(0.18)
(0.87)	(0.52)	(0.16)	—

(1.09)	(0.92)	(0.52)	(0.18)

$20.28	$22.30	$21.64	$19.57

(3.88% )	7.46%	13.45%	6.83%

$832,210	$582,092	$276,328	$4,650
0.58%	0.58%	0.60%	0.62%
1.97%	1.79%	1.78%	2.01%
7%	20%	16%	9% [5]

Notes to financial statements
Delaware Value® Fund	May 31, 2019 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation  —  Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes  —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2019 and for all open tax years (years ended Nov. 30, 2016–Nov. 30, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting  —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements  —  The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At May 31, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates  —  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, the Fund earned $69,493 under this arrangement.

Notes to financial statements

Delaware Value® Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, the Fund earned $4,238 under this arrangement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2019, the Fund was charged $263,162 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2019, the Fund was charged $685,500 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s

Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of (1) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (2) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2019, the Fund was charged $200,886 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2019, DDLP earned $135,839 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2019, DDLP received gross CDSC commissions of $9,423 and $13,240 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

3. Investments

For the six months ended May 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,825,524,847
Sales	881,199,004

Notes to financial statements

Delaware Value® Fund

3. Investments (continued)

At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$11,082,065,541

Aggregate unrealized appreciation of investments	$3,425,359,337
Aggregate unrealized depreciation of investments	(734,332,715)

Net unrealized appreciation of investments	$2,691,026,622

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2019:

Level 1

Securities
Assets:
Common Stock	$13,650,338,228
Short-Term Investments	122,753,935

Total Value of Securities	$13,773,092,163

During the six months ended May 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2019, there were no Level 3 investments.

Notes to financial statements

Delaware Value® Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/19	Year ended 11/30/18

Shares sold:
Class A	9,199,074	12,935,419
Class C	3,611,658	2,625,278
Class R	750,958	1,251,214
Institutional Class	108,410,105	153,389,774
Class R6	17,518,227	16,075,393
Shares issued upon reinvestment of dividends and distributions:
Class A	5,077,044	4,025,080
Class C	1,188,577	810,089
Class R	273,125	254,784
Institutional Class	24,368,538	16,517,102
Class R6	1,483,674	634,657

	171,880,980	208,518,790

Shares redeemed:
Class A	(15,776,540)	(31,771,267)
Class C	(2,784,029)	(7,099,249)
Class R	(1,856,094)	(4,159,413)
Institutional Class	(85,099,649)	(130,308,735)
Class R6	(4,073,624)	(3,378,537)

	(109,589,936)	(176,717,201)

Net increase	62,291,044	31,801,589

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2019 and the year ended Nov. 30, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A Shares	Class C Shares	Class Shares	Class A Shares	Class Shares	Class R6 Shares	Value
Six months ended 5/31/19	139,787	14,579	8,948,748	16,070	144,518	8,946,348	$196,499,190
Year ended 11/30/18	472,928	300,487	801,503	216,185	556,797	801,144	34,916,213

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of May 31, 2019, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund in the Delaware Funds is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral

Notes to financial statements

Delaware Value® Fund

6. Securities Lending (continued)

shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2019, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 180 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the semiannual period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS II

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2019